Subscription Notes Receivable, Including Related Party	6 Months Ended
Jun. 30, 2019
Receivables [Abstract]
SUBSCRIPTION NOTES RECEIVABLE, INCLUDING RELATED PARTY

8.	SUBSCRIPTION NOTES RECEIVABLE, INCLUDING RELATED PARTY

On January 25, 2019, the Company completed the sale of 4,015,500 shares of its common stock pursuant to the Amended and Restated Stock Purchase Agreement (discussed below in Footnote #10 – Shareholders' Equity) at $0.50 per share for an aggregate of $2,007,750. The aggregate consideration consisted of (1) cash in the aggregate amount of $1,432,750, (2) a promissory note from a single non-affiliate investor in the aggregate principal amount of $500,000, (3) a full-recourse promissory note payable by Daniyel Erdberg, the Company's President, in the amount of $50,000, and (4) a full-recourse promissory note payable by Kendall Carpenter, the Company's Executive Vice President and Chief Financial Officer, in the amount of $25,000. Each note bears an interest rate at a fixed rate of 3% per annum and principal and interest under the notes may be prepaid at any time without penalty. The non-affiliate note was fully repaid on February 8, 2019, including $575 in accrued interest. Each of the Erdberg and Carpenter notes has a maturity date of January 25, 2020. The principal amount of the Carpenter note was reduced by $7,500 on January 28, 2019. On April 30, 2019, Kendall Carpenter repaid the remaining principal balance of the $17,500 note, including $134 in accrued interest. On April 30, 2019, Daniyel Erdberg entered into a Stock Redemption and Note Cancellation Agreement whereby the Company redeemed 100,000 shares of common stock paid pursuant to the note described above and cancelled the $50,000 note and the related $267 in accrued interest.